Other intangible assets	12 Months Ended
Oct. 31, 2020
Other intangible assets [Abstract]
Other intangible assets
11 Other intangible assets

				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At October 31, 2019		146.7	257.0	2,178.6	267.3	5,323.3	14.9	8,187.8
Transfers to right-of-use assets[1]		-	-	-	-	-	(14.9)	(14.9)
At November 1, 2019		146.7	257.0	2,178.6	267.3	5,323.3	-	8,172.9
Acquisitions – Atar Labs	33	-	-	6.6	-	-	-	6.6
Additions		55.5	16.2	-	-	-	-	71.7
Additions – external consultants		-	0.8	-	-	-	-	0.8
Disposals		(11.2)	-	-	-	-	-	(11.2)
Effects of movements in exchange rates		0.5	-	16.0	1.9	40.7	-	59.1
At October 31, 2020		191.5	274.0	2,201.2	269.2	5,364.0	-	8,299.9

Accumulated amortization
At October 31, 2019		76.9	214.3	668.9	68.0	1,204.3	13.1	2,245.5
Transfers to right-of-use assets[1]		-	-	-	-	-	(13.1)	(13.1)
At November 1, 2019		76.9	214.3	668.9	68.0	1,204.3	-	2,232.4
Amortization charge for the period		46.5	23.5	190.2	19.1	394.8	-	674.1
Disposals		(10.6)	-	-	-	-	-	(10.6)
Effects of movements in exchange rates		0.7	0.1	6.6	0.8	12.8	-	21.0
At October 31, 2020		113.5	237.9	865.7	87.9	1,611.9	-	2,916.9

Net book amount at October 31, 2020		78.0	36.1	1,335.5	181.3	3,752.1	-	5,383.0
Net book amount at October 31, 2019		69.8	42.7	1,509.7	199.3	4,119.0	1.8	5,942.3

[1] Lease contracts have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.

				Purchased intangibles
		Purchased software	Product development costs	Technology	Trade names	Customer relationships	Lease contracts	Total
	Note	$m	$m	$m	$m	$m	$m	$m
Cost
At November 1, 2018		141.1	259.1	2,158.5	267.7	5,377.2	15.0	8,218.6
Acquisitions – Interset Software Inc	33	-	-	44.5	4.2	12.5	-	61.2
Additions		12.3	16.5	-	-	-	-	28.8
Additions – external consultants		-	0.5	-	-	-	-	0.5
Disposals		(7.4)	(19.1)	-	-	-	-	(26.5)
Effects of movements in exchange rates		0.7	-	(24.4)	(4.6)	(66.4)	(0.1)	(94.8)
At October 31, 2019		146.7	257.0	2,178.6	267.3	5,323.3	14.9	8,187.8

Accumulated amortization
At November 1, 2018		50.1	206.7	478.9	48.9	801.5	3.2	1,589.3
Amortization charge for the period		34.1	26.7	200.1	20.9	424.8	9.9	716.5
Disposals		(7.4)	(19.1)	-	-	-	-	(26.5)
Effects of movements in exchange rates		0.1	-	(10.1)	(1.8)	(22.0)	-	(33.8)
At October 31, 2019		76.9	214.3	668.9	68.0	1,204.3	13.1	2,245.5

Net book amount at October 31, 2019		69.8	42.7	1,509.7	199.3	4,119.0	1.8	5,942.3
Net book amount at October 31, 2018		91.0	52.4	1,679.6	218.8	4,575.7	11.8	6,629.3

Intangible assets, with the exception of purchased software and internally generated product development costs, relate to identifiable assets purchased as part of the Group’s business combinations. Intangible assets are amortized on a straight-line basis over their expected useful economic life - see Accounting Policy K.

Expenditure totaling $72.5 million (2019: $29.3 million) was made in the 12 months ended October 31, 2020, including $17.0 million in respect of development costs and $55.5 million of purchased software primarily related to the development of the Group’s single IT platform.

The acquisition of Atar Labs in the 12 months ended October 31, 2020 gave rise to an addition of $6.6 million to purchased intangibles (note 33). The acquisition of Interset Software Inc. in the 12 months ended October 31, 2019 gave rise to an addition of $61.2 million to purchased intangibles (note 33).

Of the $17.0 million of additions to product development costs, $16.2 million (2019: $16.5m) relates to internal product development costs and $0.8 million (2019: $0.5 million) to external consultants’ product development costs.

At October 31, 2020, the unamortized lives of technology assets were in the range of two to nine years, customer relationships in the range of one to 12 years and trade names in the range of four to 16 years. The HPE Software business acquired purchased intangibles, the largest component of the Group, have another nine years life remaining for technology (carrying value $1.2 billion) and up to 12 years’ life remaining for customer relationships purchased intangibles (carrying value $3.5 billion).

Included in the consolidated statement of comprehensive income was:

	12 months ended October 31, 2020	12 months ended October 31, 2019
For continuing operations:	$m	$m
Cost of sales:
- amortization of product development costs	23.5	26.7
- amortization of acquired purchased technology	190.2	200.1
Selling and distribution:
- amortization of acquired purchased trade names and customer relationships (2019: amortization of acquired purchased trade names, customer relationships and lease contracts)	413.9	455.6
Administrative expenses:
- amortization of purchased software	46.5	34.1
Total amortization charge for the period	674.1	716.5

Research and development:
- capitalization of product development costs	16.2	16.5